united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

Shares						Fair Value

	EXCHANGE TRADED FUND - 0.7%
	DEBT FUND - 0.7%
2,514	iShares Core U.S. Aggregate Bond ETF					$272,995
1,257	ProShares UltraShort 20+ Year Treasury					42,374
	TOTAL EXCHANGE TRADED FUND (Cost $316,845)					315,369

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 45.6%
	AGENCY COLLATERAL CMO - 13.5%
$95,163	Fannie Mae Interest Strip *	6.5000	2/25/2032			20,995
321,936	Fannie Mae Interest Strip *#	6.5000	11/25/2035			81,684
164,938	Fannie Mae Interest Strip *#	6.0000	7/25/2034			32,722
298,785	Fannie Mae Interest Strip *	6.5000	12/25/2034			60,955
386,287	Fannie Mae Interest Strip *#	6.5000	9/25/2035			83,929
1,504,747	Fannie Mae Interest Strip *	5.0000	12/25/2040			291,936
470,980	Fannie Mae Interest Strip *#	4.0000	7/25/2042			96,565
315,584	Fannie Mae REMICS *	4.5000	2/25/2043			55,332
2,999,787	Fannie Mae REMICS *~	3.7734	1/25/2045	Monthly US LIBOR	+6.25%	446,771
930,396	Fannie Mae REMICS *	3.5000	5/25/2043			118,528
907,046	Fannie Mae REMICS *	4.5000	10/25/2048			160,325
896,747	Fannie Mae REMICS *	5.5000	4/25/2034			183,852
572,489	Fannie Mae REMICS *~	4.2234	10/25/2035	Monthly US LIBOR	+6.70%	90,536
224,403	Fannie Mae REMICS *~	4.1234	12/25/2036	Monthly US LIBOR	+6.60%	35,853
271,872	Fannie Mae REMICS *~	4.1234	7/25/2037	Monthly US LIBOR	+6.60%	37,773
617,195	Fannie Mae REMICS *~	3.8234	1/25/2038	Monthly US LIBOR	+6.30%	93,963
295,026	Fannie Mae REMICS *	4.0000	3/25/2041			56,790
713,447	Freddie Mac REMICS * ~	4.0274	9/15/2041	Monthly US LIBOR	+6.50%	105,010
658,050	Freddie Mac REMICS *	5.5000	7/15/2039			93,587
666,447	Freddie Mac REMICS *	4.0000	3/15/2045			128,285
851,570	Freddie Mac REMICS *	3.5000	10/15/2039			89,008
220,016	Freddie Mac REMICS *~	6.5000	5/15/2032	Monthly US LIBOR		46,211
105,711	Freddie Mac REMICS *~	5.4274	11/15/2032	Monthly US LIBOR	+7.90%	15,887
622,555	Freddie Mac REMICS *	5.5000	3/15/2033			119,402
1,064,398	Freddie Mac REMICS *~	3.5274	5/15/2034	Monthly US LIBOR	+6.00%	171,012
3,399	Freddie Mac REMICS *~	4.2574	9/15/2039	Monthly US LIBOR	+6.73%	457
1,645,596	Freddie Mac REMICS *	4.0000	11/15/2039			188,779
802,948	Freddie Mac REMICS *	4.0000	12/15/2046			143,558
504,826	Freddie Mac REMICS *	4.0000	8/15/2043			63,891
1,357,210	Freddie Mac REMICS *	4.5000	7/15/2046			208,515
247,333	Freddie Mac REMICS *~	4.1774	11/15/2036	Monthly US LIBOR	+6.65%	37,536
1,853,049	Freddie Mac REMICS *~	4.0774	3/15/2040	Monthly US LIBOR	+6.55%	316,039
314,988	Freddie Mac Strips *	7.0000	3/15/2032			80,815
519,916	Freddie Mac Strips *	4.5000	9/15/2035			92,194
283,013	Freddie Mac Strips *~	3.4274	11/15/2036	Monthly US LIBOR	+5.90%	30,709
305,130	Government National Mortgage Association *~	3.9891	3/20/2038	Monthly US LIBOR	+6.47%	40,492
217,567	Government National Mortgage Association *~	3.5191	9/20/2040	Monthly US LIBOR	+6.00%	34,353
312,634	Government National Mortgage Association *	3.5000	1/20/2043			53,747
265,017	Government National Mortgage Association *~	3.6191	11/20/2043	Monthly US LIBOR	+6.10%	40,302
428,729	Government National Mortgage Association *	4.0000	6/20/2045			61,089
1,159,284	Government National Mortgage Association *	3.0000	4/20/2046			173,920
439,138	Government National Mortgage Association *	4.0000	10/20/2044			67,130
1,939,224	Government National Mortgage Association *	3.0000	12/20/2044			234,164
661,046	Government National Mortgage Association *	3.5000	10/20/2046			128,100

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 45.6% (Continued)
	AGENCY COLLATERAL CMO - 13.5% (Continued)
$461,451	Government National Mortgage Association *	3.5000	7/20/2047			$54,264
533,495	Government National Mortgage Association *	3.0000	2/20/2042			60,147
918,931	Government National Mortgage Association *	4.0000	1/20/2048			184,836
1,000,000	Government National Mortgage Association *	5.5000	10/20/2048			312,220
2,336,909	Government National Mortgage Association *	5.5000	10/20/2048			156,388
2,061,954	Government National Mortgage Association *	4.0000	7/20/2045			288,711
1,249,021	Government National Mortgage Association *	5.5000	9/20/2048			224,475
						5,993,742
	AGRICULTURE - 0.4%
185,000	Reynolds American, Inc.	6.8750	5/1/2020			191,737

	AIRLINES - 2.5%
226,752	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			237,522
363,490	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			369,124
490,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			494,782
						1,101,428
	AUTO MANUFACTURERS - 1.1%
300,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			303,375
200,000	Fiat Chrysler Automobiles	4.5000	4/15/2020			202,250
						505,625
	BANKS - 4.2%
500,000	BNP Paribas SA #^	7.6250	3/30/2021			527,043
150,000	CIT Group, Inc.	4.1250	3/9/2021			152,438
750,000	Credit Agricole SA #^	8.3750	10/29/2049	Quarterly US LIBOR	+6.98%	770,625
430,000	ING Bank NV ^	2.5000	10/1/2019			429,495
						1,879,601
	COMMERCIAL SERVICES - 1.6%
718,000	Nielsen Finance LLC	4.5000	10/1/2020			719,795

	COMPUTERS - 2.2%
976,000	Leidos Holdings, Inc.	4.4500	12/1/2020			990,716

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
590,000	AerCap Ireland Capital DAC	3.7500	5/15/2019			590,161
704,000	Ally Financial, Inc.	3.7500	11/18/2019			706,640
119,000	Ally Financial, Inc.	4.2500	4/15/2021			120,934
507,000	Nasdaq, Inc.	5.5500	1/15/2020			516,916
						1,934,651
	ELECTRIC - 0.5%
205,000	EDP Finance BV ^	4.9000	10/1/2019			206,611

	LODGING - 1.5%
656,000	MGM Resorts International	5.2500	3/31/2020			665,840

	MEDIA - 1.8%
745,000	Cablevision Systems Corp.	8.0000	4/15/2020			777,989
26,000	Pearson Funding Five PLC ^	3.2500	5/8/2023			25,728
						803,717
	MISCELLANEOUS MANUFACTURER- 0.2%
70,000	General Electric, Co. / LJ VP Holdings LLC ^	3.8000	6/18/2019			70,071

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 45.6% (Continued)
	OIL & GAS - 1.6%
$200,000	Petronas Capital Ltd. ^	5.2500	8/12/2019			$201,574
528,000	Unit Corp.	6.6250	5/15/2021			520,080
						721,654
	PACKAGING & CONTAINERS - 0.5%
200,000	WestRock MWV LLC	7.3750	9/1/2019			202,874

	PIPELINES - 1.9%
600,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			620,078
220,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			223,025
						843,103
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 2.4%
248,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			253,332
319,000	Office Properties Income Trust	3.7500	8/15/2019			319,544
100,000	SBA Tower Trust ^	2.8980	10/15/2019			99,981
400,000	SBA Tower Trust ^	3.1560	10/8/2020			400,515
						1,073,372
	TELECOMMUNICATIONS - 5.4%
100,000	CenturyLink, Inc.	6.1500	9/15/2019			101,000
600,000	Sprint Capital Corp.	6.9000	5/1/2019			600,000
343,750	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			343,750
1,147,000	Telecom Italia Capital SA	7.1750	6/18/2019			1,154,460
200,000	Verizon Communications, Inc.	2.6250	2/21/2020			200,000
						2,399,210

	TOTAL BONDS & NOTES (Cost $20,223,408)					20,303,747

	TOTAL INVESTMENTS - 46.3% (Cost $20,540,253)					$20,619,116
	OTHER ASSETS LESS LIABILITIES - 53.7%					23,933,068
	TOTAL NET ASSETS - 100.0%					$44,552,184

CMO - Collateralized Mortgage Obligation
ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 10.7% of the Fund's total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$315,369	$-	$-	$315,369
Bonds & Notes (a)	-	20,303,747	-	20,303,747
Total	$315,369	$20,303,747	$-	$20,619,116
(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
	The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$20,540,253	$258,345	$(179,482)	$78,863

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 6/27/2019

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/27/2019